Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	11/01/19 - 11/30/19
Interest Accrual Period	11/15/19 - 12/15/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/19	478,670,328.15	28,339
Yield Supplement Overcollateralization Amount 10/31/19	20,792,668.90	0
Receivables Balance 10/31/19	499,462,997.05	28,339
Principal Payments	18,595,311.67	660
Defaulted Receivables	698,926.19	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	19,636,349.51	0
Pool Balance at 11/30/19	460,532,409.68	27,646

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.47%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,761,684.72	239
Past Due 61-90 days	1,310,630.56	74
Past Due 91-120 days	247,043.23	11
Past Due 121+ days	0.00	0
Total	6,319,358.51	324

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	201,894.29
Aggregate Net Losses/(Gains) - November 2019	497,031.90
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.19%
Prior Net Losses Ratio	0.51%
Second Prior Net Losses Ratio	0.59%
Third Prior Net Losses Ratio	0.61%
Four Month Average	0.73%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Overcollateralization Target Amount	12,204,108.86
Actual Overcollateralization	12,204,108.86
Weighted Average APR	3.08%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	43.84

Flow of Funds	$ Amount

Collections	20,058,466.89
Investment Earnings on Cash Accounts	5,504.09
Servicing Fee	(416,219.16)
Transfer to Collection Account	0.00
Available Funds	19,647,751.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	919,843.49
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	5,453,154.77
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,204,108.86
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	996,997.87

Total Distributions of Available Funds	19,647,751.82

Servicing Fee	416,219.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 11/15/19	465,985,564.45
Principal Paid	17,657,263.63
Note Balance @ 12/16/19	448,328,300.82

Class A-1
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2
Note Balance @ 11/15/19	12,305,564.45
Principal Paid	12,305,564.45
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-3
Note Balance @ 11/15/19	340,000,000.00
Principal Paid	5,351,699.18
Note Balance @ 12/16/19	334,648,300.82
Note Factor @ 12/16/19	98.4259708%

Class A-4
Note Balance @ 11/15/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	83,100,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Note Balance @ 11/15/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	30,580,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	993,490.32
Total Principal Paid	17,657,263.63
Total Paid	18,650,753.95

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	22,457.66
Principal Paid	12,305,564.45
Total Paid to A-2 Holders	12,328,022.11

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	5,351,699.18
Total Paid to A-3 Holders	6,060,032.51

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9918241
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.6276492
Total Distribution Amount	18.6194733

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0660519
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	36.1928366
Total A-2 Distribution Amount	36.2588885

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	15.7402917
Total A-3 Distribution Amount	17.8236250

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	308.83
Noteholders' Principal Distributable Amount	691.17

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/19	2,548,816.60
Investment Earnings	3,484.51
Investment Earnings Paid	(3,484.51)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60